TRADE RECEIVABLES - Movement in Allowance for Doubtful Accounts (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ (3,676)	$ (3,957)	$ (609)
Recoveries (Additions), net (note 4.2)	107	(275)	(3,421)
Additions related to Travel and Hospitality clients (note 31)	(3,194)	0	0
Write-off of receivables	980	556	73
Translation	28	0	0
Balance at end of year	$ (5,755)	$ (3,676)	$ (3,957)